Pension Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Pension Liabilities
Summary of net pension obligation per country

	December 31,
	2021	2020
Switzerland	(3,071)	(8,124)
France	(111)	(172)
Total	(3,182)	(8,296)

Summary of changes in the defined-benefit pension obligations

	Defined Benefit	Defined Benefit
	Plan Obligation	Plan Obligation	Fair Value of Plan	Employee Benefit
	(Switzerland)	(France)	Assets (Switzerland)	Obligations
January 1, 2021	(19,193)	(172)	11,069	(8,296)

Service cost	(2,165)	(13)	—	(2,178)

Interest expense	(17)	0	10	(7)
Curtailment*	12,011	—	(7,805)	4,206
Employee contribution	—	—	704	704
Subtotal included in the statement of consolidated operations	9,829	(13)	(7,091)	2,725

Amounts paid/received	291	—	(291)	—

Return on assets (excluding interest expenses)	—	—	64	64
Actuarial gains/(losses) related to changes in demographic assumptions	349	77	—	426
Actuarial gains/(losses) related to changes in financial assumptions	1,120	—	—	1,120
Other actuarial gains/(losses)	360	—	—	360
Experience effect	—	—	—	—
Subtotal included in other items of comprehensive income	1,829	77	64	1,970

Employer contributions	—	—	704	704
Currency translation effect	(698)	(3)	705	(286)
December 31, 2021	(7,942)	(111)	4,871	(3,182)

*The change in the Curtailment refer to retirement obligation settlement connected to the departure of senior management member of Switzerland employees.

Changes in the defined-benefit pension obligations

	December 31, 2020
	Defined	Defined
	Benefit Plan	Benefit Plan	Fair Value	Employee
	Obligation	Obligation	of Plan Assets	Benefit
	(Switzerland)	(France)	(Switzerland)	Obligations
January 1, 2020	—	—	—	—

Business combinations	(19,565)	(211)	10,673	(9,103)

Service costs	(567)	(6)	—	(573)
Interest expense	(10)	—	6	(4)
Curtailment	(20)	—	10	(10)
Employee contribution	—	—	45	45
Subtotal included in the statement of consolidated operations	(597)	(6)	61	(542)

Amounts paid/received	(410)	—	410	—

Return on assets (excluding interest expenses)	—	—	(5)	(5)
Actuarial gains/(losses) related to changes in demographic assumptions	1,858	45	—	1,903
Actuarial gains/(losses) related to changes in financial assumptions	(273)	—	—	(273)
Other actuarial gains/(losses)	(411)	—	—	(411)
Subtotal included in other items of comprehensive income	1,174	45	(5)	1,214

Employer contributions	—	—	47	47
Currency translation effect	205	—	(117)	88
December 31, 2020	(19,193)	(172)	11,069	(8,296)

Summary of distribution by plan assets

	December 31,
	2021	2020
Cash	205	244
Bonds	2,801	6,365
Mortgage loans	667	1,516
Shares	92	365
Real estate	760	1,638
Other investments	346	941
Total	4,871	11,069

Summary of actuarial assumptions on the balance sheet date

	December 31,
	2021		2020
Swiss pension plan
Discount rate	0.35%		0.15%
Mortality table	LPP 2020 generation		LPP 2020 generation
Salary revaluation rate	1.00%		1.00%
Retirement pension inflation rate	0.50%		0.50%
Deposit rate on savings accounts	1.00%		1.00%
Turnover rate	10.00%		10.00%
Remaining life expectancy after retirement	22.3	years	23.3	years
Retirement age	65	years	65	years

Summary of sensitivity analysis

	December 31,
	2021	2020
Pension commitments under current assumptions for Swiss pension plans	7,942	19,362
Discount rate , -0,5%	8,904	21,631
Discount rate , +0,5%	7,130	17,139
Retirement pension inflation rate, -0,5%	7,575	18,241
Retirement pension inflation rate, +0,5%	8,353	20,257
Salary revaluation rate, -0,5%	7,792	18,802
Salary revaluation rate, +0,5%	8,100	19,605